Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Company’s outstanding debt
The Company’s outstanding debt is as follows:

December 31,
(In millions)	2017	2016
Short-term:
Commercial paper	$—	$50
Current portion of long-term debt	262	262
	262	312
Long-term:
Senior notes – 2.30% due 2017	—	250
Senior notes – 2.55% due 2018	250	249
Senior notes – 2.35% due 2019	299	299
Senior notes – 2.35% due 2020	498	497
Senior notes – 4.80% due 2021	498	498
Senior notes – 2.75% due 2022	496	—
Senior notes – 3.30% due 2023	348	347
Senior notes – 4.05% due 2023	248	248
Senior notes – 3.50% due 2024	596	596
Senior notes – 3.50% due 2025	496	495
Senior notes – 3.75% due 2026	596	596
Senior notes – 5.875% due 2033	297	297
Senior notes – 4.35% due 2047	492	—
Mortgage – 5.70% due 2035	370	382
Other	3	3
	5,487	4,757
Less current portion	262	262
	$5,225	$4,495

Estimated fair value of short-term and long-term debt
The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or need to dispose of the financial instrument.

	December 31, 2017		December 31, 2016
(In millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short-term debt	$262	$264	$312	$313
Long-term debt	$5,225	$5,444	$4,495	$4,625